Janus Henderson VIT Balanced Portfolio

Schedule of Investments (unaudited)

March 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 7.6%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 5.5990%, 9/15/34 (144A)‡	$3,072,117	$2,982,161
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	1,733,553	1,704,541
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	3,492,000	3,375,480
Aimco 2020-11A AR,
ICE LIBOR USD 3 Month + 1.1300%, 5.9224%, 10/17/34 (144A)‡	1,836,000	1,787,765
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	392,807	376,450
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	342,056	321,410
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	832,855	763,885
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	1,497,009	1,350,893
ARES CLO Ltd 2021-60A A,
ICE LIBOR USD 3 Month + 1.1200%, 5.9147%, 7/18/34 (144A)‡	1,719,000	1,671,934
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	1,789,493	1,749,874
Babson CLO Ltd 2018-3A A1,
ICE LIBOR USD 3 Month + 0.9500%, 5.7577%, 7/20/29 (144A)‡	2,676,849	2,660,379
Babson CLO Ltd 2019-3A A1R,
ICE LIBOR USD 3 Month + 1.0700%, 5.8777%, 4/20/31 (144A)‡	7,227,000	7,131,560
Babson CLO Ltd 2020-4A A,
ICE LIBOR USD 3 Month + 1.2200%, 6.0277%, 1/20/32 (144A)‡	2,320,732	2,288,708
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	2,528,000	2,308,666
Barclays Commercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.9750%, 5.6594%, 8/15/36 (144A)‡	2,087,000	2,067,238
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 6.7251%, 4/15/37 (144A)‡	9,908,000	9,520,478
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	1,121,000	938,914
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	2,229,000	1,848,781
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.0345%, 5.8616%, 10/15/36 (144A)‡	5,693,868	5,628,868
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.1945%, 6.0216%, 10/15/36 (144A)‡	1,923,550	1,888,044
BX Commercial Mortgage Trust 2020-VKNG A,
CME Term SOFR 1 Month + 1.0445%, 5.8716%, 10/15/37 (144A)‡	966,664	943,175
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 5.7425%, 2/15/36 (144A)‡	5,213,000	4,972,696
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 5.7425%, 2/15/36 (144A)‡	8,666,500	8,259,047
BX Commercial Mortgage Trust 2021-VINO A,
ICE LIBOR USD 1 Month + 0.6523%, 5.3363%, 5/15/38 (144A)‡	5,957,000	5,718,406
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 5.6344%, 9/15/36 (144A)‡	4,636,000	4,398,451
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 6.3344%, 9/15/36 (144A)‡	4,869,000	4,572,838
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 5.5763%, 4/15/39 (144A)‡	6,435,024	6,050,172
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	1,140,000	1,042,947
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	912,333	904,847
CBAM CLO Management 2019-11RA A1,
ICE LIBOR USD 3 Month + 1.1800%, 5.4226%, 1/20/35 (144A)‡	4,973,000	4,839,987
CBAM CLO Management 2019-11RA B,
ICE LIBOR USD 3 Month + 1.7500%, 5.9926%, 1/20/35 (144A)‡	2,006,778	1,892,711
Cedar Funding Ltd 2019-11A A1R,
ICE LIBOR USD 3 Month + 1.0500%, 5.7839%, 5/29/32 (144A)‡	8,174,000	8,037,053
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	4,399,155	3,879,324
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	1,661,504	1,358,762
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	6,740,585	6,562,745
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	15,986,217	15,293,007
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	705,717	683,814
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	1,662,681	1,605,376
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 5.7598%, 2/25/50 (144A)‡	4,426,799	3,994,864
CIFC Funding Ltd 2018-3A A,
ICE LIBOR USD 3 Month + 1.1000%, 5.8947%, 7/18/31 (144A)‡	3,233,000	3,188,986
CIFC Funding Ltd 2021-4A A,
ICE LIBOR USD 3 Month + 1.0500%, 5.8424%, 7/15/33 (144A)‡	6,344,383	6,199,528
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 6.4153%, 1/23/35 (144A)‡	1,621,184	1,559,493

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	$2,138,018	$2,034,537
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 5.5844%, 11/15/37 (144A)‡	7,978,934	7,763,092
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 5.9844%, 11/15/37 (144A)‡	2,944,057	2,851,300
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 6.3344%, 11/15/37 (144A)‡	2,955,853	2,850,924
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	68,600	67,041
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	295,407	273,432
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 9.7453%, 11/25/24‡	180,188	187,717
Connecticut Avenue Securities Trust 2015-C01 1M2,
ICE LIBOR USD 1 Month + 4.3000%, 9.1453%, 2/25/25‡	1,150,422	1,186,337
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 7.2453%, 4/25/31 (144A)‡	313,233	313,307
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 7.1453%, 8/25/31 (144A)‡	78,052	78,052
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 6.9953%, 9/25/31 (144A)‡	149,647	149,585
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 6.9453%, 10/25/39 (144A)‡	223,036	223,099
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 6.5598%, 11/25/41 (144A)‡	9,573,000	8,879,305
Connecticut Avenue Securities Trust 2021-R03 1M1,
US 30 Day Average SOFR + 0.8500%, 5.4098%, 12/25/41 (144A)‡	2,838,595	2,794,633
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.2098%, 12/25/41 (144A)‡	3,124,000	2,957,293
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 7.5598%, 1/25/42 (144A)‡	3,661,000	3,469,084
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 6.6598%, 3/25/42 (144A)‡	6,509,503	6,493,907
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 6.5598%, 3/25/42 (144A)‡	2,799,921	2,792,958
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 6.4598%, 4/25/42 (144A)‡	3,085,332	3,079,782
Connecticut Avenue Securities Trust 2022-R05 2M2,
US 30 Day Average SOFR + 3.0000%, 7.5598%, 4/25/42 (144A)‡	2,737,000	2,667,640
Connecticut Avenue Securities Trust 2022-R06 1M1,
US 30 Day Average SOFR + 2.7500%, 7.3098%, 5/25/42 (144A)‡	2,133,484	2,159,870
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 7.1098%, 7/25/42 (144A)‡	1,771,786	1,782,844
Connecticut Avenue Securities Trust 2022-R09 2M1,
US 30 Day Average SOFR + 2.5000%, 7.0682%, 9/25/42 (144A)‡	6,611,005	6,606,364
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 6.9682%, 12/25/42 (144A)‡	3,125,129	3,120,506
Consumer Loan Underlying Bond Credit Trust 2019-P2 C,
4.4100%, 10/15/26 (144A)	401,411	400,263
Consumer Loan Underlying Bond Credit Trust 2020-P1 C,
4.6100%, 3/15/28 (144A)	228,361	226,999
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	2,455,821	2,429,185
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 5.6640%, 5/15/36 (144A)‡	7,863,437	7,779,097
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 6.1140%, 5/15/36 (144A)‡	1,482,312	1,454,674
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 8.6543%, 4/15/23 (144A)‡	3,402,261	3,321,266
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	4,917,000	4,208,060
Dryden Senior Loan Fund 2020-83A A,
ICE LIBOR USD 3 Month + 1.2200%, 6.0147%, 1/18/32 (144A)‡	2,264,477	2,233,263
Elmwood CLO VIII Ltd 2019-2A AR,
ICE LIBOR USD 3 Month + 1.1500%, 5.9577%, 4/20/34 (144A)‡	2,590,000	2,531,601
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	2,365,000	2,349,624
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	3,089,000	2,909,541
Extended Stay America Trust 2021-ESH A,
ICE LIBOR USD 1 Month + 1.0800%, 5.7650%, 7/15/38 (144A)‡	2,523,457	2,446,103
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 9.8453%, 7/25/25‡	838,098	871,656
Fannie Mae REMICS, 3.0000%, 5/25/48	2,330,675	2,154,105
Fannie Mae REMICS, 3.0000%, 11/25/49	2,902,708	2,646,140
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	9,564,094	8,056,549
Foursight Capital Auto Receivables Trust 2021-1 B, 0.8700%, 1/15/26 (144A)	1,948,969	1,922,836
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 6.7953%, 10/25/49 (144A)‡	75,421	75,234

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 6.5598%, 12/25/50 (144A)‡	$3,860,569	$3,860,547
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA2 M2,
ICE LIBOR USD 1 Month + 3.1000%, 7.9453%, 3/25/50 (144A)‡	1,280,508	1,306,194
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 7.1598%, 11/25/50 (144A)‡	4,253,141	4,254,353
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 6.8598%, 8/25/33 (144A)‡	3,039,948	2,990,382
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1,
US 30 Day Average SOFR + 0.8500%, 5.4098%, 11/25/41 (144A)‡	3,814,351	3,757,540
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 6.8098%, 8/25/33 (144A)‡	8,974,299	8,636,339
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1,
US 30 Day Average SOFR + 0.9500%, 5.5098%, 12/25/41 (144A)‡	6,842,242	6,591,133
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A,
US 30 Day Average SOFR + 1.3000%, 5.8598%, 2/25/42 (144A)‡	1,485,541	1,471,674
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1A,
US 30 Day Average SOFR + 2.0000%, 6.5598%, 4/25/42 (144A)‡	1,398,434	1,398,139
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1A,
US 30 Day Average SOFR + 2.9500%, 7.5098%, 6/25/42 (144A)‡	4,302,053	4,358,256
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 6.7098%, 9/25/42 (144A)‡	1,135,792	1,135,980
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 6.6598%, 3/25/42 (144A)‡	2,843,375	2,839,946
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A,
US 30 Day Average SOFR + 2.6500%, 7.2098%, 7/25/42 (144A)‡	2,252,748	2,272,556
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 6.8598%, 8/25/42 (144A)‡	2,026,297	2,031,983
FREED ABS Trust 2019-2 C, 4.8600%, 11/18/26 (144A)	155,502	155,385
FREED ABS Trust 2022-3FP A, 4.5000%, 8/20/29 (144A)	1,074,871	1,073,139
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	12,455,752	10,477,931
Great Wolf Trust,
CME Term SOFR 1 Month + 1.1485%, 5.9755%, 12/15/36 (144A)‡	5,612,000	5,484,881
Great Wolf Trust,
CME Term SOFR 1 Month + 1.4485%, 6.2755%, 12/15/36 (144A)‡	1,195,000	1,162,998
Great Wolf Trust,
CME Term SOFR 1 Month + 1.7475%, 6.5745%, 12/15/36 (144A)‡	1,332,000	1,293,294
Highbridge Loan Management Ltd 2021-16A B,
ICE LIBOR USD 3 Month + 1.7000%, 6.5153%, 1/23/35 (144A)‡	1,569,525	1,500,546
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	6,696,000	6,232,140
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	4,540,000	4,148,376
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	1,487,021	1,441,462
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	5,838,019	5,805,518
LCM LP 24A AR, ICE LIBOR USD 3 Month + 0.9800%, 5.7877%, 3/20/30 (144A)‡	2,203,330	2,172,296
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	4,633,387	4,481,683
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	2,891,000	2,891,450
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 5.6415%, 3/15/38 (144A)‡	9,993,858	9,685,698
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.0415%, 3/15/38 (144A)‡	4,199,248	3,981,184
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.1223%, 5/15/39 (144A)‡	11,353,000	11,057,624
Life Financial Services Trust 2022-BMR2 B,
CME Term SOFR 1 Month + 1.7939%, 6.6210%, 5/15/39 (144A)‡	1,854,000	1,788,500
Madison Park Funding Ltd 2019-35A A1R,
ICE LIBOR USD 3 Month + 0.9900%, 5.7977%, 4/20/32 (144A)‡	11,055,000	10,879,237
MED Trust 2021-MDLN A,
ICE LIBOR USD 1 Month + 0.9500%, 5.6350%, 11/15/38 (144A)‡	1,585,290	1,521,578
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 7.8350%, 11/15/38 (144A)‡	6,315,238	5,870,194
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51 (144A)‡	3,206,094	2,908,959
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	4,020,281	3,647,722
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	2,860,448	2,299,198
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	8,495,007	7,195,669
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	4,834,000	4,854,889
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 5.4850%, 4/15/38 (144A)‡	7,718,888	7,456,560

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 6.0350%, 4/15/38 (144A)‡	$4,357,691	$4,143,089
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61 (144A)	2,779,000	2,367,642
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	423,394	406,116
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	998,375	931,416
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	2,773,152	2,511,280
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	3,607,961	3,239,336
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	1,535,095	1,511,889
Oasis Securitization 2022-2A A, 6.8500%, 10/15/34 (144A)	1,750,039	1,741,023
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	4,564,601	4,112,992
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	5,029,902	4,246,171
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	9,417,020	7,951,917
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	3,482,423	2,823,478
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	9,497,915	8,008,995
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	4,027,608	3,288,522
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	2,180,791	2,109,393
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	2,485,136	2,409,742
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	7,168,816	6,608,694
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	5,167,623	4,815,407
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	7,342,514	7,152,827
Reach Financial LLC 2022-2A A, 6.6300%, 5/15/30 (144A)	1,599,409	1,596,488
Regatta XXIII Funding Ltd 2021-4A B,
ICE LIBOR USD 3 Month + 1.7000%, 6.5077%, 1/20/35 (144A)‡	1,732,772	1,664,350
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	895,469	861,414
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	3,716,671	3,618,505
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32 (144A)	1,557,967	1,554,447
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	7,470,000	7,238,574
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	650,687	562,475
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	246,710	219,824
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.8280%, 1/15/39 (144A)‡	11,242,000	10,841,391
Sound Point CLO Ltd 2019-1A AR,
ICE LIBOR USD 3 Month + 1.0800%, 5.8877%, 1/20/32 (144A)‡	8,304,000	8,137,023
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	27,549	27,174
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	153,589	151,306
SREIT Trust 2021-MFP A,
ICE LIBOR USD 1 Month + 0.7308%, 5.4152%, 11/15/38 (144A)‡	710,000	680,002
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	2,492,000	2,388,468
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	1,278,000	1,204,032
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	1,703,024	1,682,223
THL Credit Wind River CLO Ltd 2019-1A AR,
ICE LIBOR USD 3 Month + 1.1600%, 5.9677%, 7/20/34 (144A)‡	2,394,000	2,318,836
TPI Re-Remic Trust 2022-FRR1 AK33, 0%, 7/25/46 (144A)◊	2,503,000	2,452,315
TPI Re-Remic Trust 2022-FRR1 AK34, 0%, 7/25/46 (144A)◊	2,061,000	2,019,265
TPI Re-Remic Trust 2022-FRR1 AK35, 0%, 8/25/46 (144A)◊	2,795,000	2,722,662
Tricolor Auto Securitization Trust 2022-1A A, 3.3000%, 2/18/25 (144A)	433,298	430,316
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51 (144A)‡	3,797,671	3,431,439
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	2,208,878	1,795,173
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	1,186,424	1,158,624
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	864,911	842,178
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	4,209,838	4,105,532
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	5,984,939	5,887,649
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	4,798,000	4,321,761
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	3,097,000	2,613,600
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 5.5840%, 7/15/39 (144A)‡	2,382,000	2,265,670
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	703,822	669,479
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 6.4114%, 1/18/37 (144A)‡	3,023,031	2,933,557
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 5.8340%, 2/15/40 (144A)‡	1,599,878	1,493,213
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	1,410,968	1,331,635
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	3,399,000	3,352,235
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	2,838,329	2,576,175
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $619,256,415)		591,025,135

Shares or Principal Amounts		Value
Corporate Bonds– 7.9%
Banking – 2.7%
American Express Co, SOFR + 2.2550%, 4.9890%, 5/26/33‡	$5,625,000	$5,546,756
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	9,613,000	10,049,255
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	7,229,000	7,057,311
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	2,002,000	1,940,689
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	15,654,000	12,582,344
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	3,776,000	3,390,254
BNP Paribas SA,
US Treasury Yield Curve Rate 1 Year + 1.4500%, 5.1250%, 1/13/29 (144A)‡	7,487,000	7,502,336
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	11,561,000	11,045,837
Citigroup Inc, CME Term SOFR 3 Month + 3.4660%, 5.3500%‡,µ	2,436,000	2,349,035
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,µ	2,339,000	2,179,821
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 6.3000%‡,µ	555,000	527,250
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	6,818,000	5,733,112
Cooperatieve Rabobank UA,
US Treasury Yield Curve Rate 1 Year + 1.4000%, 5.5640%, 2/28/29 (144A)‡	10,403,000	10,472,774
Deutsche Bank AG / New York, SOFR + 3.0430%, 3.5470%, 9/18/31‡	1,446,000	1,185,972
Deutsche Bank AG / New York, SOFR + 3.6500%, 7.0790%, 2/10/34‡	3,831,000	3,552,955
Goldman Sachs Group Inc, 3.5000%, 4/1/25	12,173,000	11,820,021
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	6,345,000	5,484,691
JPMorgan Chase & Co, SOFR + 2.5800%, 5.7170%, 9/14/33‡	12,436,000	12,738,926
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	2,000,000	1,920,200
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.1250%, 4.6000%‡,µ	2,111,000	1,963,230
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	4,950,000	4,901,325
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.6300%, 5.4410%, 2/22/34‡	3,930,000	3,971,053
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	8,296,000	7,783,793
Morgan Stanley, 4.3500%, 9/8/26	3,985,000	3,881,613
Morgan Stanley, SOFR + 1.2950%, 5.0500%, 1/28/27‡	2,202,000	2,195,852
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	3,223,000	2,888,332
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	4,943,000	4,982,268
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,523,000	4,678,876
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36‡	9,770,000	7,422,258
Morgan Stanley,
US Treasury Yield Curve Rate 5 Year + 2.4300%, 5.9480%, 1/19/38‡	1,883,000	1,872,487
National Australia Bank Ltd, 2.9900%, 5/21/31 (144A)	8,080,000	6,494,288
Nordea Bank Abp, 5.3750%, 9/22/27 (144A)	9,960,000	10,006,026
PNC Financial Services Group Inc/The, SOFR + 2.1400%, 6.0370%, 10/28/33‡	4,427,000	4,658,008
PNC Financial Services Group Inc/The, SOFR + 1.9330%, 5.0680%, 1/24/34‡	4,710,000	4,646,471
State Street Corp, SOFR + 1.5670%, 4.8210%, 1/26/34‡	2,215,000	2,202,788
Sumitomo Mitsui Financial Group Inc, 5.7100%, 1/13/30	9,218,000	9,517,750
US Bancorp, SOFR + 2.1100%, 4.9670%, 7/22/33‡	1,769,000	1,674,851
US Bancorp,
US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	6,449,000	4,977,565
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	5,490,000	4,276,087
		212,074,460
Capital Goods – 0.1%
General Dynamics Corp, 3.5000%, 4/1/27	2,033,000	1,965,882
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	5,593,000	5,595,490
		7,561,372
Communications – 0%
AT&T Inc, 3.6500%, 9/15/59	604,000	431,615
Fox Corp, 4.0300%, 1/25/24	2,592,000	2,563,804
		2,995,419
Consumer Cyclical – 0.1%
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	2,597,000	2,520,257
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	344,000	328,228
Lowe's Cos Inc, 5.1500%, 7/1/33	7,299,000	7,368,590
		10,217,075
Consumer Non-Cyclical – 1.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	4,757,000	4,768,893
Amgen Inc, 5.1500%, 3/2/28	5,843,000	5,965,827
Amgen Inc, 5.2500%, 3/2/30	4,659,000	4,765,141
Amgen Inc, 5.2500%, 3/2/33	3,014,000	3,096,581
CSL Finance Ltd, 3.8500%, 4/27/27 (144A)	1,899,000	1,850,748
CSL Finance Ltd, 4.0500%, 4/27/29 (144A)	4,016,000	3,874,438
CVS Health Corp, 5.0500%, 3/25/48	2,563,000	2,397,702
Diageo Capital PLC, 1.3750%, 9/29/25	3,173,000	2,931,078
Diageo Capital PLC, 2.1250%, 4/29/32	2,398,000	1,989,764
GE Healthcare Holding LLC, 5.6500%, 11/15/27 (144A)	7,343,000	7,589,871

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
GE Healthcare Holding LLC, 5.8570%, 3/15/30 (144A)	$8,769,000	$9,174,080
GE Healthcare Holding LLC, 5.9050%, 11/22/32 (144A)	7,439,000	7,921,220
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/27	3,423,000	3,245,319
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29	1,746,000	1,610,801
Hasbro Inc, 3.9000%, 11/19/29	14,522,000	13,220,776
Hasbro Inc, 6.3500%, 3/15/40	1,228,000	1,240,511
Hasbro Inc, 5.1000%, 5/15/44	1,750,000	1,527,907
HCA Inc, 5.8750%, 2/15/26	1,152,000	1,169,058
HCA Inc, 5.3750%, 9/1/26	883,000	886,145
HCA Inc, 5.6250%, 9/1/28	2,351,000	2,378,312
HCA Inc, 5.8750%, 2/1/29	1,902,000	1,943,127
HCA Inc, 3.6250%, 3/15/32 (144A)	3,617,000	3,188,496
Illumina Inc, 5.8000%, 12/12/25	3,833,000	3,868,402
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	5,277,000	5,037,635
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.6250%, 1/15/32 (144A)	2,646,000	2,193,455
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.0000%, 5/15/32 (144A)	4,058,000	3,178,266
Mondelez International Inc, 2.7500%, 4/13/30	331,000	293,915
Royalty Pharma PLC, 3.5500%, 9/2/50	3,923,000	2,704,244
		104,011,712
Electric – 0.3%
American Electric Power Co Inc, 5.6250%, 3/1/33	7,210,000	7,457,858
Duke Energy Corp, 4.3000%, 3/15/28	4,905,000	4,809,152
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	4,842,000	3,907,152
Exelon Corp, 5.1500%, 3/15/28	3,482,000	3,542,640
Exelon Corp, 5.3000%, 3/15/33	5,577,000	5,673,833
		25,390,635
Energy – 0.5%
Enbridge Inc, 5.7000%, 3/8/33	3,868,000	4,023,276
Energy Transfer LP, 5.5500%, 2/15/28	4,769,000	4,842,705
Energy Transfer Operating LP, 4.9500%, 6/15/28	184,000	182,724
EQT Corp, 5.6780%, 10/1/25	5,718,000	5,700,857
EQT Corp, 5.7000%, 4/1/28	2,465,000	2,462,325
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	3,621,000	3,438,003
Kinder Morgan Inc, 5.2000%, 6/1/33	7,143,000	7,096,542
Southwestern Energy Co, 4.7500%, 2/1/32	3,664,000	3,235,275
Venture Global Calcasieu Pass LLC, 6.2500%, 1/15/30 (144A)	7,503,000	7,559,273
		38,540,980
Finance Companies – 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	3,328,000	3,217,062
Air Lease Corp, 1.8750%, 8/15/26	4,823,000	4,272,815
Ares Capital Corp, 2.8750%, 6/15/27	5,015,000	4,302,383
OWL Rock Core Income Corp, 4.7000%, 2/8/27	877,000	792,047
OWL Rock Core Income Corp, 7.7500%, 9/16/27 (144A)	5,212,000	5,134,526
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	3,792,000	3,144,099
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	4,001,000	3,580,895
		24,443,827
Insurance – 0.8%
Athene Global Funding, 2.7170%, 1/7/29 (144A)	6,386,000	5,444,514
Athene Global Funding, 2.6460%, 10/4/31 (144A)	9,596,000	7,619,820
Brown & Brown Inc, 4.2000%, 3/17/32	1,924,000	1,729,793
Brown & Brown Inc, 4.9500%, 3/17/52	5,658,000	4,835,449
Centene Corp, 4.2500%, 12/15/27	16,441,000	15,839,917
Centene Corp, 2.4500%, 7/15/28	4,942,000	4,299,540
Centene Corp, 3.0000%, 10/15/30	5,197,000	4,376,295
Elevance Health Inc, 4.7500%, 2/15/33	6,506,000	6,538,670
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	7,720,000	6,288,473
UnitedHealth Group Inc, 5.2500%, 2/15/28	3,234,000	3,362,803
		60,335,274
Real Estate Investment Trusts (REITs) – 0.4%
Agree LP, 2.0000%, 6/15/28	3,231,000	2,737,996
Agree LP, 2.9000%, 10/1/30	2,058,000	1,748,884
Agree LP, 2.6000%, 6/15/33	2,424,000	1,910,430
American Tower Trust I, 5.4900%, 3/15/28 (144A)	11,317,000	11,422,852
Invitation Homes Inc, 2.0000%, 8/15/31	5,620,000	4,310,849
Sun Communities Operating LP, 2.7000%, 7/15/31	6,161,000	4,983,005
		27,114,016

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Technology – 1.3%
Analog Devices Inc, 2.9500%, 4/1/25	$2,815,000	$2,720,637
Broadcom Inc, 2.6000%, 2/15/33 (144A)	3,961,000	3,106,138
Broadcom Inc, 3.4690%, 4/15/34 (144A)	6,401,000	5,257,026
Broadcom Inc, 3.1370%, 11/15/35 (144A)	7,960,000	6,121,712
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	3,797,000	3,181,487
Equinix Inc, 2.1500%, 7/15/30	2,665,000	2,179,050
Fiserv Inc, 5.4500%, 3/2/28	6,013,000	6,141,458
Global Payments Inc, 2.1500%, 1/15/27	3,318,000	2,938,442
Leidos Inc, 2.3000%, 2/15/31	1,365,000	1,107,603
Leidos Inc, 5.7500%, 3/15/33	4,558,000	4,658,463
Marvell Technology Inc, 1.6500%, 4/15/26	3,675,000	3,331,581
Marvell Technology Inc, 4.8750%, 6/22/28	4,065,000	3,991,870
Microchip Technology Inc, 2.6700%, 9/1/23	6,452,000	6,361,493
Micron Technology Inc, 6.7500%, 11/1/29	3,372,000	3,582,146
MSCI Inc, 4.0000%, 11/15/29 (144A)	422,000	385,035
MSCI Inc, 3.6250%, 9/1/30 (144A)	8,577,000	7,456,072
MSCI Inc, 3.8750%, 2/15/31 (144A)	6,019,000	5,357,512
Total System Services Inc, 4.8000%, 4/1/26	3,189,000	3,123,629
Trimble Inc, 4.7500%, 12/1/24	5,510,000	5,477,566
Trimble Inc, 4.9000%, 6/15/28	3,194,000	3,174,336
Trimble Inc, 6.1000%, 3/15/33	11,743,000	11,854,513
TSMC Arizona Corp, 3.8750%, 4/22/27	4,802,000	4,715,816
Workday Inc, 3.5000%, 4/1/27	2,530,000	2,420,618
Workday Inc, 3.8000%, 4/1/32	4,129,000	3,785,550
		102,429,753
Transportation – 0.1%
GXO Logistics Inc, 1.6500%, 7/15/26	4,255,000	3,741,908
GXO Logistics Inc, 2.6500%, 7/15/31	647,000	503,263
		4,245,171
Total Corporate Bonds (cost $658,852,670)		619,359,694
Mortgage-Backed Securities– 11.7%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	25,882,298	23,146,461
5.0000%, TBA, 30 Year Maturity	15,069,267	15,022,718
3.5000%, TBA, 15 Year Maturity	26,592,000	25,720,846
3.0000%, TBA, 15 Year Maturity	15,458,791	14,653,852
2.5000%, TBA, 15 Year Maturity	13,735,200	12,741,486
4.0000%, TBA, 15 Year Maturity	26,115,000	25,708,860
3.5000%, TBA, 30 Year Maturity	79,147	73,322
4.5000%, TBA, 30 Year Maturity	12,048,265	11,799,360
		128,866,905
Fannie Mae Pool:
3.0000%, 10/1/34	304,720	290,101
2.5000%, 11/1/34	221,424	206,419
3.0000%, 11/1/34	132,206	125,864
3.0000%, 12/1/34	137,952	131,334
6.0000%, 2/1/37	55,643	58,856
4.5000%, 11/1/42	299,220	300,335
3.0000%, 1/1/43	174,796	160,770
3.0000%, 2/1/43	42,363	38,963
3.0000%, 5/1/43	408,584	375,610
5.0000%, 7/1/44	33,610	34,397
4.5000%, 10/1/44	747,917	758,202
4.5000%, 3/1/45	1,125,249	1,140,723
4.5000%, 6/1/45	583,178	586,030
3.5000%, 12/1/45	415,141	391,647
3.0000%, 1/1/46	68,774	62,831
4.5000%, 2/1/46	1,322,805	1,327,734
3.5000%, 7/1/46	789,164	748,267
3.0000%, 2/1/47	12,835,799	11,799,904
3.0000%, 3/1/47	1,401,932	1,282,227
3.5000%, 3/1/47	363,649	343,070
3.5000%, 7/1/47	322,557	304,303
3.5000%, 8/1/47	253,870	238,541
3.5000%, 8/1/47	249,712	237,943
4.0000%, 10/1/47	1,366,011	1,327,117
3.5000%, 12/1/47	118,287	112,712
3.5000%, 12/1/47	73,955	70,469
3.5000%, 1/1/48	707,433	668,267
4.0000%, 1/1/48	2,667,689	2,623,779
4.0000%, 1/1/48	2,601,577	2,548,930
3.0000%, 2/1/48	702,770	643,738
3.5000%, 3/1/48	116,044	110,491

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 3/1/48	$758,114	$745,630
4.5000%, 3/1/48	31,918	31,733
5.0000%, 5/1/48	675,626	683,323
4.5000%, 6/1/48	1,471,233	1,462,710
3.5000%, 7/1/48	8,212,329	7,722,763
4.0000%, 7/1/48	1,678,237	1,627,994
4.5000%, 8/1/48	18,035	17,930
4.0000%, 10/1/48	640,009	625,398
4.0000%, 11/1/48	1,947,462	1,889,158
4.0000%, 12/1/48	311,757	302,423
4.0000%, 2/1/49	390,599	378,905
3.5000%, 5/1/49	3,557,764	3,331,435
4.0000%, 6/1/49	255,484	247,331
4.5000%, 6/1/49	131,552	130,544
3.0000%, 8/1/49	828,650	748,221
4.5000%, 8/1/49	189,465	188,013
3.0000%, 9/1/49	4,867,336	4,394,913
3.0000%, 9/1/49	182,164	166,701
4.0000%, 11/1/49	4,172,869	4,047,940
4.0000%, 11/1/49	372,551	363,459
3.5000%, 12/1/49	10,657,505	10,014,006
4.5000%, 1/1/50	3,296,923	3,277,823
4.5000%, 1/1/50	255,616	253,657
4.0000%, 3/1/50	6,088,404	5,949,413
4.0000%, 3/1/50	3,295,008	3,196,361
4.0000%, 3/1/50	1,263,568	1,225,739
4.5000%, 7/1/50	5,326,360	5,231,606
2.5000%, 8/1/50	23,043,283	20,164,339
2.5000%, 8/1/50	705,222	617,840
4.0000%, 9/1/50	6,381,932	6,178,275
4.0000%, 10/1/50	6,663,196	6,500,585
4.5000%, 10/1/50	4,100,039	4,076,287
3.5000%, 2/1/51	4,879,226	4,568,832
4.0000%, 3/1/51	17,070,810	16,526,055
4.0000%, 3/1/51	332,550	321,938
4.0000%, 3/1/51	162,942	158,064
4.0000%, 10/1/51	18,017,777	17,442,804
4.0000%, 10/1/51	2,414,109	2,337,071
3.0000%, 12/1/51	52,154,184	47,080,099
2.5000%, 1/1/52	4,196,675	3,654,367
3.5000%, 1/1/52	2,191,664	2,066,004
2.5000%, 2/1/52	20,613,994	17,929,380
3.5000%, 2/1/52	5,727,741	5,397,562
2.5000%, 3/1/52	8,555,759	7,437,114
2.5000%, 3/1/52	8,341,944	7,255,551
2.5000%, 3/1/52	3,071,845	2,674,674
2.5000%, 3/1/52	745,300	647,449
2.5000%, 3/1/52	697,957	606,700
2.5000%, 3/1/52	588,824	512,140
2.5000%, 3/1/52	241,130	209,945
3.0000%, 3/1/52	4,068,328	3,669,322
3.5000%, 3/1/52	20,522,194	19,289,666
3.5000%, 3/1/52	5,927,451	5,550,897
3.5000%, 3/1/52	4,081,678	3,844,503
3.0000%, 4/1/52	8,756,047	7,892,605
3.0000%, 4/1/52	3,437,893	3,109,036
3.0000%, 4/1/52	2,923,075	2,635,508
3.5000%, 4/1/52	2,953,814	2,755,172
3.5000%, 4/1/52	2,262,535	2,126,651
3.5000%, 4/1/52	1,664,057	1,551,206
3.5000%, 4/1/52	986,608	920,259
3.5000%, 4/1/52	599,339	558,767
3.5000%, 4/1/52	486,967	453,943
4.0000%, 4/1/52	2,553,945	2,474,816
4.5000%, 4/1/52	506,040	495,893
4.5000%, 4/1/52	389,579	381,767
4.5000%, 4/1/52	223,412	218,932
4.5000%, 4/1/52	202,791	198,725
4.5000%, 4/1/52	177,356	173,799
4.5000%, 4/1/52	114,199	111,822
3.5000%, 5/1/52	2,765,960	2,588,528
3.5000%, 5/1/52	1,712,372	1,596,950
4.5000%, 5/1/52	618,078	605,684
3.5000%, 6/1/52	9,476,927	8,898,925

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.5000%, 6/1/52	$5,519,300	$5,193,445
4.0000%, 6/1/52	1,961,832	1,876,613
4.0000%, 6/1/52	525,783	502,943
3.5000%, 7/1/52	12,336,388	11,541,195
3.5000%, 7/1/52	1,382,775	1,298,439
3.5000%, 7/1/52	509,456	479,220
4.0000%, 7/1/52	838,665	802,234
4.5000%, 7/1/52	2,494,855	2,445,314
3.5000%, 8/1/52	2,463,509	2,303,948
3.5000%, 8/1/52	908,924	853,206
4.5000%, 8/1/52	9,511,805	9,322,928
5.0000%, 9/1/52	4,675,883	4,661,564
5.5000%, 9/1/52	12,040,491	12,207,734
5.0000%, 10/1/52	2,013,602	2,031,737
5.0000%, 10/1/52	885,327	893,300
5.5000%, 10/1/52	309,179	316,883
4.5000%, 11/1/52	6,708,629	6,660,251
5.0000%, 11/1/52	4,997,895	5,042,906
5.5000%, 11/1/52	4,486,490	4,598,270
4.5000%, 12/1/52	3,092,748	3,046,775
5.0000%, 1/1/53	3,969,129	3,978,765
5.0000%, 3/1/53	1,114,751	1,113,206
5.0000%, 4/1/53	348,514	348,031
5.0000%, 4/1/53	278,402	278,016
3.5000%, 8/1/56	2,895,757	2,729,403
3.0000%, 2/1/57	2,889,486	2,620,016
3.0000%, 6/1/57	52,412	47,507
		420,965,003
Freddie Mac Gold Pool:
3.5000%, 1/1/47	246,813	234,300
Freddie Mac Pool:
3.0000%, 5/1/31	3,030,277	2,923,833
3.0000%, 9/1/32	634,522	607,669
3.0000%, 10/1/32	315,723	302,362
3.0000%, 1/1/33	413,066	395,585
2.5000%, 12/1/33	3,070,196	2,891,825
3.0000%, 10/1/34	736,908	701,565
3.0000%, 10/1/34	331,543	315,642
2.5000%, 11/1/34	920,170	857,796
2.5000%, 11/1/34	227,446	212,028
6.0000%, 4/1/40	868,402	919,549
3.5000%, 7/1/42	144,986	137,508
3.5000%, 8/1/42	160,591	152,309
3.5000%, 8/1/42	145,802	138,283
3.5000%, 2/1/43	380,397	360,936
3.0000%, 3/1/43	1,491,445	1,371,108
3.0000%, 6/1/43	57,097	51,332
3.5000%, 2/1/44	475,945	451,596
4.5000%, 5/1/44	226,509	227,619
3.5000%, 12/1/44	2,864,020	2,717,496
3.0000%, 1/1/45	729,789	669,530
3.0000%, 1/1/46	132,174	121,597
3.5000%, 7/1/46	530,818	501,723
4.0000%, 3/1/47	289,426	283,129
3.0000%, 4/1/47	328,183	299,678
3.5000%, 4/1/47	122,220	115,890
3.5000%, 9/1/47	1,009,676	948,730
3.5000%, 12/1/47	1,696,142	1,607,254
3.5000%, 2/1/48	603,532	568,927
4.0000%, 3/1/48	695,690	684,235
4.5000%, 3/1/48	25,408	25,261
4.0000%, 4/1/48	663,816	650,378
4.0000%, 4/1/48	605,623	587,495
4.0000%, 5/1/48	1,096,134	1,063,322
4.5000%, 7/1/48	151,025	150,150
5.0000%, 9/1/48	30,582	30,930
4.0000%, 11/1/48	176,185	170,912
4.0000%, 12/1/48	2,119,297	2,055,858
4.5000%, 12/1/48	588,172	590,433
4.5000%, 6/1/49	139,101	138,035
4.5000%, 7/1/49	1,238,582	1,229,091
4.5000%, 7/1/49	212,704	211,074
3.0000%, 8/1/49	300,285	271,144
4.5000%, 8/1/49	1,064,289	1,056,134

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
3.0000%, 12/1/49	$366,293	$330,746
3.0000%, 12/1/49	283,446	255,939
4.5000%, 1/1/50	719,440	713,928
4.5000%, 1/1/50	209,191	207,588
3.5000%, 3/1/50	147,724	138,069
4.0000%, 3/1/50	2,158,572	2,093,957
4.5000%, 3/1/50	2,482,107	2,433,308
4.0000%, 6/1/50	3,423,196	3,350,268
2.5000%, 8/1/50	345,575	302,864
2.5000%, 8/1/50	123,147	107,889
2.5000%, 9/1/50	639,571	560,127
4.5000%, 9/1/50	6,216,022	6,180,000
4.0000%, 10/1/50	628,861	608,793
2.5000%, 6/1/51	7,093,283	6,193,883
2.5000%, 11/1/51	4,839,101	4,225,984
2.5000%, 1/1/52	1,310,859	1,142,561
2.5000%, 1/1/52	787,889	685,939
2.5000%, 2/1/52	1,907,060	1,658,698
3.0000%, 2/1/52	1,065,443	961,234
3.0000%, 2/1/52	807,942	731,195
2.5000%, 3/1/52	287,994	250,320
3.0000%, 3/1/52	1,147,387	1,037,995
4.5000%, 3/1/52	96,066	94,140
3.5000%, 4/1/52	2,394,250	2,256,991
3.5000%, 4/1/52	1,259,292	1,174,597
3.5000%, 4/1/52	1,228,729	1,146,090
3.5000%, 4/1/52	398,005	371,060
3.5000%, 4/1/52	348,083	324,475
3.5000%, 6/1/52	5,474,372	5,124,864
3.5000%, 6/1/52	5,099,025	4,805,125
3.5000%, 7/1/52	20,030,628	18,739,337
4.0000%, 7/1/52	1,884,474	1,802,597
3.5000%, 8/1/52	3,727,540	3,487,241
4.0000%, 8/1/52	2,140,276	2,048,177
4.5000%, 8/1/52	21,154,557	20,734,551
4.5000%, 8/1/52	8,966,581	8,811,697
4.5000%, 8/1/52	4,630,709	4,538,770
5.0000%, 8/1/52	4,769,129	4,844,502
4.0000%, 9/1/52	5,094,087	4,877,003
5.5000%, 9/1/52	3,117,890	3,179,659
4.5000%, 10/1/52	4,294,014	4,263,051
5.0000%, 10/1/52	6,189,104	6,244,838
5.0000%, 10/1/52	4,011,553	4,047,678
5.0000%, 10/1/52	121,655	122,750
5.5000%, 11/1/52	13,808,745	14,152,839
5.0000%, 3/1/53	1,755,346	1,752,907
5.0000%, 3/1/53	314,405	313,968
		183,197,143
Ginnie Mae:
5.0000%, TBA, 30 Year Maturity	6,595,041	6,601,636
4.5000%, TBA, 30 Year Maturity	9,372,944	9,232,575
3.5000%, TBA, 30 Year Maturity	47,809,812	44,824,233
3.0000%, TBA, 30 Year Maturity	24,210,000	22,022,384
2.5000%, TBA, 30 Year Maturity	58,732,950	51,687,110
4.0000%, TBA, 30 Year Maturity	17,210,047	16,562,485
		150,930,423
Ginnie Mae I Pool:
4.0000%, 1/15/45	2,791,758	2,750,666
4.5000%, 8/15/46	2,886,149	2,874,518
4.0000%, 7/15/47	540,225	526,697
4.0000%, 8/15/47	66,077	64,422
4.0000%, 11/15/47	86,468	84,303
4.0000%, 12/15/47	234,360	228,491
		6,529,097
Ginnie Mae II Pool:
4.0000%, 8/20/47	343,535	335,509
4.0000%, 8/20/47	65,587	64,054
4.0000%, 8/20/47	42,510	41,517
4.5000%, 2/20/48	278,628	278,219
4.0000%, 5/20/48	138,277	134,807
4.5000%, 5/20/48	510,279	509,531
4.5000%, 5/20/48	112,416	112,251
4.0000%, 6/20/48	1,398,943	1,363,845
5.0000%, 8/20/48	966,738	981,728

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Ginnie Mae II Pool– (continued)
3.0000%, 7/20/51	$7,245,697	$6,623,123
3.0000%, 8/20/51	16,336,591	14,928,346
		25,372,930
Total Mortgage-Backed Securities (cost $934,319,496)		916,095,801
United States Treasury Notes/Bonds– 11.8%
4.1250%, 1/31/25	9,640,000	9,637,364
4.6250%, 2/28/25	3,541,000	3,575,442
4.6250%, 3/15/26	122,995,000	125,800,823
0.8750%, 6/30/26	66,485,000	60,623,412
0.6250%, 7/31/26	23,639,000	21,323,117
3.5000%, 1/31/28	56,614,200	56,317,860
4.0000%, 2/29/28	91,980,100	93,640,054
3.6250%, 3/31/28	67,571,000	67,681,858
4.0000%, 2/28/30	1,546,000	1,586,824
3.6250%, 3/31/30	29,023,000	29,159,045
3.5000%, 2/15/33	144,569,500	144,778,987
4.0000%, 11/15/42	92,462,000	94,975,811
3.8750%, 2/15/43	108,797,200	109,766,175
4.0000%, 11/15/52	92,133,300	97,776,465
Total United States Treasury Notes/Bonds (cost $911,617,051)		916,643,237
Common Stocks– 60.2%
Aerospace & Defense – 1.2%
General Dynamics Corp	266,071	60,720,063
L3Harris Technologies Inc	153,958	30,212,718
		90,932,781
Air Freight & Logistics – 1.5%
United Parcel Service Inc	605,299	117,421,953
Banks – 2.2%
Bank of America Corp	2,654,309	75,913,237
JPMorgan Chase & Co	715,609	93,251,009
		169,164,246
Beverages – 1.4%
Constellation Brands Inc - Class A	142,166	32,113,878
Monster Beverage Corp	1,391,164	75,136,768
		107,250,646
Biotechnology – 1.2%
AbbVie Inc	588,402	93,773,627
Building Products – 0.5%
Trane Technologies PLC	197,302	36,299,622
Capital Markets – 2.5%
Charles Schwab Corp	331,661	17,372,403
CME Group Inc	292,370	55,994,702
Goldman Sachs Group Inc	123,744	40,477,900
Morgan Stanley	892,666	78,376,075
		192,221,080
Chemicals – 0.8%
Corteva Inc	774,339	46,700,385
Sherwin-Williams Co	82,824	18,616,350
		65,316,735
Communications Equipment – 0.3%
Cisco Systems Inc	412,269	21,551,362
Consumer Finance – 1.1%
American Express Co	525,058	86,608,317
Diversified Financial Services – 2.2%
Mastercard Inc	474,706	172,512,907
Electrical Equipment – 0.4%
Rockwell Automation Inc	96,815	28,410,362
Electronic Equipment, Instruments & Components – 0.6%
TE Connectivity Ltd	335,381	43,985,218
Entertainment – 0.9%
Walt Disney Co*	681,032	68,191,734
Food & Staples Retailing – 2.3%
Costco Wholesale Corp	101,174	50,270,325
Dollar General Corp	353,718	74,443,490
Sysco Corp	671,364	51,849,442
		176,563,257
Food Products – 0.6%
Hershey Co	179,692	45,715,442
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	627,688	63,559,687
Edwards Lifesciences Corp*	291,223	24,092,879
Stryker Corp	167,203	47,731,440
		135,384,006

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services – 2.2%
HCA Healthcare Inc	74,728	$19,704,279
UnitedHealth Group Inc	325,961	154,045,909
		173,750,188
Hotels, Restaurants & Leisure – 3.8%
Booking Holdings Inc*	20,211	53,607,859
Hilton Worldwide Holdings Inc	530,862	74,782,530
McDonald's Corp	367,982	102,891,447
Starbucks Corp	672,989	70,078,345
		301,360,181
Household Products – 0.9%
Procter & Gamble Co	493,722	73,411,524
Industrial Conglomerates – 0.7%
Honeywell International Inc	302,631	57,838,837
Information Technology Services – 1.1%
Accenture PLC	293,817	83,975,837
Insurance – 1.6%
Progressive Corp/The	868,242	124,210,701
Interactive Media & Services – 2.2%
Alphabet Inc - Class C*	1,648,545	171,448,680
Leisure Products – 0.1%
Hasbro Inc	194,911	10,464,772
Life Sciences Tools & Services – 1.1%
Thermo Fisher Scientific Inc	149,196	85,992,099
Machinery – 2.0%
Cummins Inc	64,189	15,333,468
Deere & Co	248,414	102,565,172
Illinois Tool Works Inc	32,221	7,844,202
Parker-Hannifin Corp	92,467	31,079,083
		156,821,925
Media – 1.1%
Comcast Corp - Class A	2,331,553	88,389,174
Multiline Retail – 0.8%
Amazon.com Inc*	608,079	62,808,480
Oil, Gas & Consumable Fuels – 1.4%
Chevron Corp	259,972	42,417,032
ConocoPhillips	697,062	69,155,521
		111,572,553
Pharmaceuticals – 2.8%
Eli Lilly & Co	263,835	90,606,216
Merck & Co Inc	839,575	89,322,384
Zoetis Inc	235,777	39,242,724
		219,171,324
Professional Services – 0.4%
Automatic Data Processing Inc	158,673	35,325,370
Real Estate Management & Development – 0.2%
CBRE Group Inc*	249,704	18,180,948
Semiconductor & Semiconductor Equipment – 4.5%
Advanced Micro Devices Inc*	368,563	36,122,860
KLA Corp	84,652	33,790,539
Lam Research Corp	191,475	101,504,727
NVIDIA Corp	399,097	110,857,174
Texas Instruments Inc	359,811	66,928,444
		349,203,744
Software – 5.7%
Cadence Design Systems Inc*	99,385	20,879,795
Intuit Inc	42,877	19,115,853
Microsoft Corp	1,405,722	405,269,653
		445,265,301
Specialty Retail – 1.8%
Home Depot Inc	250,024	73,787,083
TJX Cos Inc	859,244	67,330,360
		141,117,443
Technology Hardware, Storage & Peripherals – 3.3%
Apple Inc	1,558,467	256,991,208
Textiles, Apparel & Luxury Goods – 1.1%
NIKE Inc - Class B	696,998	85,479,835
Total Common Stocks (cost $2,862,474,234)		4,704,083,419

Shares or Principal Amounts		Value
Investment Companies– 3.9%
Money Markets – 3.9%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº,£((cost $303,161,115)	303,138,008	$303,198,636
Total Investments (total cost $6,289,680,981) – 103.1%		8,050,405,922
Liabilities, net of Cash, Receivables and Other Assets – (3.1)%		(238,844,830)
Net Assets – 100%		$7,811,561,092

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$7,944,217,464	98.7%
Australia	22,228,673	0.3
Japan	18,390,128	0.2
Canada	16,605,620	0.2
France	10,892,590	0.1
Netherlands	10,472,774	0.1
Finland	10,006,026	0.1
United Kingdom	4,920,842	0.1
Germany	4,738,927	0.1
Taiwan	4,715,816	0.1
Ireland	3,217,062	0.0

Total	$8,050,405,922	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 3.9%
Money Markets - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$4,753,300	$16,887	$(16,887)	$303,198,636

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 3.9%
Money Markets - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	438,599,135	407,443,909	(542,844,408)	303,198,636

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	750	6/30/23	$86,191,406	$1,817,653
2 Year US Treasury Note	1,205	7/6/23	248,776,017	2,609,439
5 Year US Treasury Note	2,180	7/6/23	238,727,031	4,713,434
Ultra Long Term US Treasury Bond	506	6/30/23	71,409,250	2,806,719
Total - Futures Long				11,947,245
Futures Short:
Ultra 10-Year Treasury Note	394	6/30/23	(47,729,406)	(1,523,674)
Total				$10,423,571

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2023

Futures contracts:
Average notional amount of contracts - long	$688,335,790
Average notional amount of contracts - short	53,662,961

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2023 is $753,013,716, which represents 9.6% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$591,025,135	$-
Corporate Bonds	-	619,359,694	-
Mortgage-Backed Securities	-	916,095,801	-
United States Treasury Notes/Bonds	-	916,643,237	-
Common Stocks	4,704,083,419	-	-
Investment Companies	-	303,198,636	-
Total Investments in Securities	$4,704,083,419	$3,346,322,503	$-
Other Financial Instruments(a):
Futures Contracts	11,947,245	-	-
Total Assets	$4,716,030,664	$3,346,322,503	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$1,523,674	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Portfolio, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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